Income Taxes - Schedule of Provision for Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Tax Examination [Line Items]
Total current income tax expense	$ 6,224	$ 5,814	$ 8,719
Total deferred income tax expense	195	(16)	(2,677)
Total provision for income taxes	6,419	5,798	6,042
Israel
Income Tax Examination [Line Items]
Total current income tax expense	0	(225)	4
Total deferred income tax expense	0	0	0
International
Income Tax Examination [Line Items]
Total current income tax expense	6,224	6,039	8,715
Total deferred income tax expense	$ 195	$ (16)	$ (2,677)